Share-based payments - Summary of Plans and Analysis of Total Charge by Type of Award (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	£ 72	£ 67	£ 84
Employee Saveshare Plans
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	36	38	42
Incentive Share Plan (ISP)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	16	6	16
Deferred Bonus Plan (DBP)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	7	6	4
Retention Share Plan (RSP)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	9	17	21
Other plans
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share/Save Plans	£ 4	£ 0	£ 1